Average Annual Total Returns - FidelityMidCapValueFund-RetailPRO - FidelityMidCapValueFund-RetailPRO - Fidelity Mid Cap Value Fund	Apr. 01, 2023
Fidelity Mid Cap Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(10.54%)
Past 5 years	3.96%
Past 10 years	9.46%
Fidelity Mid Cap Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.06%)
Past 5 years	2.52%
Past 10 years	7.75%
Fidelity Mid Cap Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.46%)
Past 5 years	2.95%
Past 10 years	7.31%
RS013
Average Annual Return:
Past 1 year	(12.03%)
Past 5 years	5.72%
Past 10 years	10.11%